STOCKHOLDERS' EQUITY (Details Narrative) - Share Repurchase Program [Member] - $ / shares	9 Months Ended	10 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Jun. 29, 2016	Sep. 30, 2015
Equity, Class of Treasury Stock [Line Items]
Maximum number of shares repurchased			2,000,000	1,000,000
Number of shares repurchased	396,606	396,606
Average share price (in dollars per share)	$ 0.45	$ 0.45